Share capital (Detail Textuals 2) (Stock Options)	6 Months Ended
	Jun. 30, 2012	Jun. 29, 2011
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate common shares reserved		11,871,107
Percentage of shares authorized		20.00%
Vesting period for options granted	18 months
Expiration period for options granted	5 years